Investment Portfolio - January 31, 2026

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 96.0%

Communication Services - 8.4%
Interactive Media & Services - 8.4%
Autotrader Group plc (United Kingdom)[1]	1,433,799	$10,569,233
Tencent Holdings Ltd. (China)	217,090	16,685,930
Total Communication Services		27,255,163
Consumer Discretionary - 14.4%
Automobile Components - 1.0%
Shoei Co. Ltd. (Japan)	274,400	3,157,758
Automobiles - 1.3%
Ferrari N.V. (Italy)	13,031	4,341,538
Broadline Retail - 4.1%
MercadoLibre, Inc. (Brazil)*	6,097	13,095,076
Household Durables - 4.4%
Bellway plc (United Kingdom)	134,811	5,016,984
Persimmon plc (United Kingdom)	225,190	4,336,536
Taylor Wimpey plc (United Kingdom)	3,335,151	4,875,862
		14,229,382
Textiles, Apparel & Luxury Goods - 3.6%
Hermes International SCA (France)	4,826	11,611,355
Total Consumer Discretionary		46,435,109
Consumer Staples - 2.7%
Personal Care Products - 2.7%
L’Oreal S.A. (France)	19,159	8,802,402
Financials - 16.1%
Banks - 8.5%
FinecoBank Banca Fineco S.p.A. (Italy)	126,803	3,361,579
HDFC Bank Ltd. - ADR (India)	309,390	10,018,048
NU Holdings Ltd. - Class A (Brazil)*	791,020	14,040,605
		27,420,232
Capital Markets - 5.0%
Avanza Bank Holding AB (Sweden)	85,864	3,345,470
Deutsche Boerse AG (Germany)	49,844	12,621,766
		15,967,236
Insurance - 2.6%
Admiral Group plc (United Kingdom)	225,811	8,498,164
Total Financials		51,885,632
Health Care - 9.1%
Pharmaceuticals - 9.1%
AstraZeneca plc - ADR (United Kingdom)	136,644	12,676,464
GSK plc - ADR (United States)	97,951	5,054,271
Roche Holding AG (United States)	25,347	11,526,293
Total Health Care		29,257,028
Industrials - 11.9%
Aerospace & Defense - 3.6%
BAE Systems plc (United Kingdom)	427,946	11,617,426
Air Freight & Logistics - 3.5%
Deutsche Post AG (Germany)	198,457	11,099,404
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 2.2%
Experian plc (United States)	188,163	$7,126,625
Trading Companies & Distributors - 2.6%
MonotaRO Co. Ltd. (Japan)	630,300	8,502,085
Total Industrials		38,345,540
Information Technology - 21.3%
Electronic Equipment, Instruments & Components - 6.6%
Halma plc (United Kingdom)	208,109	10,107,559
Keyence Corp. (Japan)	30,800	11,299,304
		21,406,863
IT Services - 3.2%
Softcat plc (United Kingdom)	521,875	10,220,451
Semiconductors & Semiconductor Equipment - 9.9%
ASML Holding N.V. (Netherlands)	8,365	11,903,395
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	61,155	20,215,397
		32,118,792
Software - 1.6%
Atlassian Corp. - Class A (United States)*	43,046	5,087,176
Total Information Technology		68,833,282
Materials - 9.8%
Chemicals - 5.0%
Air Liquide S.A. (France)	53,259	9,973,410
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	78,458	6,028,713
		16,002,123
Metals & Mining - 0.9%
PLS Group Ltd. (Australia)*	1,034,747	3,036,133
Paper & Forest Products - 3.9%
West Fraser Timber Co. Ltd. (Canada)	182,723	12,478,546
Total Materials		31,516,802
Utilities - 2.3%
Water Utilities - 2.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	274,163	7,364,018

TOTAL COMMON STOCKS
(Identified Cost $259,661,170)		309,694,976

Investment Portfolio - January 31, 2026

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.5%

Dreyfus Government Cash Management, Institutional Shares, 3.58%[2]
(Identified Cost $11,397,629)	11,397,629	$11,397,629

TOTAL INVESTMENTS - 99.5%
(Identified Cost $271,058,799)		321,092,605
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,767,428
NET ASSETS - 100%		$322,860,033

ADR - American Depositary Receipt

*Non-income producing security.

[1]	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2026 was $10,569,233, which represented 3.3% of the Series’ Net Assets.

[2]	Rate shown is the current yield as of January 31, 2026.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 24.1% and Brazil - 10.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$27,255,163	$—	$27,255,163	$—
Consumer Discretionary	46,435,109	17,436,614	28,998,495	—
Consumer Staples	8,802,402	—	8,802,402	—
Financials	51,885,632	24,058,653	27,826,979	—
Health Care	29,257,028	17,730,735	11,526,293	—
Industrials	38,345,540	—	38,345,540	—
Information Technology	68,833,282	37,205,968	31,627,314	—
Materials	31,516,802	18,507,259	13,009,543	—
Utilities	7,364,018	7,364,018	—	—

Investment Portfolio - January 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Short-Term Investment	$11,397,629	$11,397,629	$—	$—
Total assets	$321,092,605	$133,700,876	$187,391,729	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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